Property, plant and equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year	$ 130	$ 135	$ 126
Impairment charge for the year	0	4	$ 0
Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year	$ 6	19
Impairment charge for the year		$ 1